Pension, Health Care and Postretirement Benefits Other Than Pensions - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) pension_plan employee shares	Dec. 31, 2015 USD ($) employee	Dec. 31, 2014 USD ($) employee	Dec. 31, 2013 USD ($)
Health Care Plans [Abstract]
Number of active employees entitled to receive benefits under health care plans | employee	22,708	21,918	21,239
Cost of benefits includes claims incurred and claims incurred but not reported under health care plans	$ 220,589	$ 217,781	$ 202,787
Defined Contribution Pension Plans [Abstract]
Number of domestic salaried defined benefit pension plan | pension_plan	1
Number of domestic hourly defined benefit pension plan | pension_plan	1
Number of foreign defined benefit pension plans | pension_plan	21
Fair value of plan assets	$ 701,791	$ 742,521	$ 800,834
Number of foreign defined benefit pension plans unfunded or underfunded | pension_plan	18
Retired employees entitled to receive postretirement benefits | employee	4,524	4,442	4,443
Defined benefit plan ultimate health care cost trend rate and prescription drug cost increase rate (percentage)	4.50%
Year in which health care cost trend rate and prescription drug cost rate reaches ultimate trend rate	2025
Equity Securities [Member]
Defined Contribution Pension Plans [Abstract]
Target allocation percentage of plan assets in equity securities, minimum	45.00%
Target allocation percentage of plan assets in equity securities, maximum	65.00%
Fixed Income Securities [Member]
Defined Contribution Pension Plans [Abstract]
Target allocation percentage of plan assets in equity securities, minimum	30.00%
Target allocation percentage of plan assets in equity securities, maximum	40.00%
Domestic Defined Benefit Pension Plans [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation	$ 632,797	$ 624,791	$ 653,338	$ 582,036
Fair value of plan assets	847,013	858,605	896,071	870,386
Excess (deficient) plan assets over projected benefit obligations	214,216	233,814	242,733
Accumulated benefit obligation	$ 630,159	621,873	648,480
Equity investment in domestic defined benefit pension plan assets (in shares) | shares	300,000
Market value of common shares invested in defined benefit pension plan assets	$ 80,622
Share equity investments in the domestic defined benefit pension plan assets (percentage)	9.50%
Dividends received on the common stock	$ 1,008
Foreign Pension Plan [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation	206,873	201,854	234,524	222,996
Fair value of plan assets	165,008	162,339	187,645	184,963
Excess (deficient) plan assets over projected benefit obligations	(41,865)	(39,515)	(46,879)
Accumulated benefit obligation	172,047	172,426	203,610
Increase (decrease) in combined projected benefit obligations primarily due to changes in plan assumptions	5,018
Estimated future employer contributions	$ 3,676
Revised Domestic Salaried Plan After January 1, 2002 [Member] | Minimum [Member]
Defined Contribution Pension Plans [Abstract]
Employee matching contribution (as a percentage)	2.00%
Revised Domestic Salaried Plan After January 1, 2002 [Member] | Maximum [Member]
Defined Contribution Pension Plans [Abstract]
Employee matching contribution (as a percentage)	7.00%
Domestic salaried and hourly defined benefit pension plan [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation	$ 632,797	624,791	653,338
Fair value of plan assets	847,013	858,605	896,071
Excess (deficient) plan assets over projected benefit obligations	214,216	233,814	242,733
Unfunded or underfunded foreign defined benefit pension plans [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation	156,645
Fair value of plan assets	103,468
Excess (deficient) plan assets over projected benefit obligations	(53,177)
Accumulated benefit obligation	121,926
Defined Benefit Pension [Member]
Defined Contribution Pension Plans [Abstract]
Expected cash payments, 2017	53,827
Expected cash payments, 2018	54,357
Expected cash payments, 2019	53,810
Expected cash payments, 2020	54,671
Expected cash payments, 2021	55,387
Expected cash payments, 2022-2026	276,011
Amortization of actuarial losses	8,585
Amortization of prior service cost (credit)	1,362
Postretirement Benefits Other than Pensions [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation	265,137	263,383	295,149	$ 286,651
Expected cash payments, 2017	14,740
Expected cash payments, 2018	16,551
Expected cash payments, 2019	17,398
Expected cash payments, 2020	17,990
Expected cash payments, 2021	18,334
Expected cash payments, 2022-2026	93,300
Amortization of actuarial losses	43
Amortization of prior service cost (credit)	(6,579)
Domestic Defined Benefit Pension Plans [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by company	$ 36,731	35,435	32,384
Domestic Defined Benefit Pension Plans [Member] | Minimum [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by company (percentage)	2.00%
Domestic Defined Benefit Pension Plans [Member] | Maximum [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by company (percentage)	7.00%
Foreign Pension Plan [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by company	$ 6,676	$ 5,888	$ 4,592